Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Fair Value Disclosures [Abstract]
Schedule of Financial Liabilities Measured at Fair Value on Recurring Basis

The following table sets forth the Company’s financial liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of September 30, 2013
	Level 3	Total
Contingent consideration	$3,830,000	$3,830,000

	Fair Value Measurements as of June 30, 2013
	Level 3	Total
Contingent consideration	$4,025,000	$4,025,000

The following table sets forth the Company’s financial liabilities measured at fair value on a recurring basis:

	Fair Value Measurements as of June 30, 2013
	Level 3	Total
Contingent consideration	$4,025,000	$4,025,000

	Fair Value Measurements as of June 30, 2012
	Level 3	Total
Contingent consideration	$6,200,000	$6,200,000

Fair Value Liabilities Measured on Recurring Basis Unobservable Input Reconciliation

The following table provides a reconciliation of the beginning and ending liabilities for the liabilities measured at fair value using significant unobservable inputs (Level 3):

Contingent consideration
Balance, June 30, 2013	$4,025,000
Change in fair value	(195,000)

Balance, September 30, 2013	$3,830,000

The following table provides a reconciliation of the beginning and ending liabilities for the liabilities measured at fair value using significant unobservable inputs (Level 3):

Contingent consideration
Balance, July 1, 2011	$—
Increase related to accounting for acquisitions	7,100,000
Change in fair value	(900,000)

Balance, June 30, 2012	$6,200,000

Increase related to accounting for acquisitions	650,000
Change in fair value	(2,825,000)

Balance, June 30, 2013	$4,025,000